ORDINARY SHARES AND PREFERRED SHARES	12 Months Ended
Dec. 31, 2020
ORDINARY SHARES AND PREFERRED SHARES
ORDINARY SHARES AND PREFERRED SHARES

12.         ORDINARY SHARES AND PREFERRED SHARES

On April 27, 2018, the Company was authorized to issue 50,000,000 shares of common stock, at par value of USD 0.001 per share. And 1 share was issued and outstanding on that date. On May 16, 2018, the board approved a share split of 1 to 100, and re-designation of common stock to Class A ordinary shares. As a result, 5,000,000,000 shares was authorized at par value of USD 0.00001 per share. As part of the Reorganization which occurred in September 2018, an aggregate number of 198,347,168 ordinary shares was issued. At the same time, the 100 shares outstanding before the Reorganization was surrendered to the Company. The ordinary shares include 16,512,156 Class A ordinary shares, 39,820,586 Class B ordinary shares and 142,014,426 Class C ordinary shares. Each Class A and each Class C ordinary share is entitled to one vote and each Class B ordinary share is entitled to twenty votes on all matters that are subject to shareholder vote. All classes of ordinary shares are entitled to the same dividend right. Class B and Class C ordinary shares could be converted into Class A ordinary shares, at the option of the holders, on one-for-one basis. All Class B ordinary shares are beneficially owned by Mr. Zhou, the Chairman of the Company. All Class C ordinary shares were automatically converted to Class A ordinary shares immediately as of completion of the IPO.

On December 14, 2018, the Company completed its IPO on the NASDAQ Global Market. In this offering, 3,100,000 ADSs, representing 6,200,000 Class A Ordinary Shares, were issued at a price of US$16.50 per ADS. The aggregate proceeds received by the Company from the IPO, net of issuance costs, were approximately RMB 297,860 (USD 43,308).

Before the Reorganization occurred in September 2018, there are several rounds of financing into Qibutianxia with some equity interest having preference rights. In 2016 before Qiyu was established, RMB 100,000 equity interest were subscribed by the shareholders who have the preference rights (Series A preferred equity interest). In April 2017, RMB 722,770 equity interest were subscribed by the shareholders who have the preference rights. And in January 2018, RMB 1,451,300 equity interest were subscribed by the shareholders who have the preference rights. Collectively, these equity interest issued in 2017 and 2018 were grouped as Series A+ preferred equity interest.

12.         ORDINARY SHARES AND PREFERRED SHARES - continued

Upon Reorganization in September 2018, in addition to the 198,347,168 ordinary shares issued, the Company issued an aggregate of 10,375,744 Series A convertible redeemable preferred shares and 47,792,100 Series A+ convertible redeemable preferred shares to the preferred equity interest holders, all in the same proportion, in exchange for their equity interest in the carved entities of Qiyu, Fuzhou Microcredit and Fuzhou Guarantee. The preference rights held by the shareholders of Series A and Series A+ convertible redeemable preferred shares are substantially the same as the interest they held in Qibutianxia. At the same time, the Company issued 24,937,695 Series B convertible redeemable preferred shares to certain third party new investors for a total cash consideration of USD 203,500 (RMB 1,393,812).

Upon issuance, the Company determined that redemption was not probable and did not accrete the Preferred Shares to the redemption value. Immediately upon the completion of the IPO, all outstanding convertible redeemable preferred shares were automatically converted into Class A ordinary shares on a one-for-one basis.

As of December 31, 2019, there were 293,420,800 ordinary shares outstanding, par value $0.00001 per share, being the sum of 253,600,214 Class A ordinary shares and 39,820,586 Class B ordinary shares. As of December 31, 2020, there were 304,453,780 ordinary shares outstanding, par value $0.00001 per share, being the sum of 264,633,194 Class A ordinary shares and 39,820,586 Class B ordinary shares.